PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2018	2019
	US$	US$

Prepaid expenses	5,971	2,862
Advance to employees	589	311
Dividends receivable	—	1,389
Rental deposits and others	2,324	1,105
Interest receivable	3,801	3,842
Properties held for sale	9,906	17,410
Others	5,303	4,590

	27,894	31,509